AB Cap Fund, Inc.

AB Small Cap Value Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Financials – 24.9%
Banks – 17.0%
1st Source Corp.	140,616	$6,790,347
Associated Banc-Corp	338,570	8,257,722
Bank of Marin Bancorp	116,482	4,114,144
Berkshire Hills Bancorp, Inc.	349,340	10,864,474
Carter Bankshares, Inc.(a)	258,437	4,305,560
HarborOne Bancorp, Inc.	515,025	7,617,220
Heritage Financial Corp./WA	292,682	7,674,122
Independent Bank Group, Inc.	102,930	7,941,050
Pacific Premier Bancorp, Inc.	168,404	6,518,919
Premier Financial Corp.	165,410	5,073,125
Sandy Spring Bancorp, Inc.	139,591	6,573,340
Synovus Financial Corp.	179,895	9,471,472
Texas Capital Bancshares, Inc.(a)	163,995	10,922,067
TriCo Bancshares	158,683	6,886,842
Umpqua Holdings Corp.	336,344	7,180,944
Webster Financial Corp.	157,143	9,461,580

		119,652,928

Capital Markets – 2.5%
Moelis & Co.	192,926	9,300,962
Stifel Financial Corp.	113,070	8,310,645

		17,611,607

Insurance – 2.7%
Hanover Insurance Group, Inc. (The)	63,290	8,829,588
Selective Insurance Group, Inc.	127,062	10,570,288

		19,399,876

Thrifts & Mortgage Finance – 2.7%
BankUnited, Inc.	213,723	9,446,556
WSFS Financial Corp.	186,243	9,466,732

		18,913,288

		175,577,699

Industrials – 19.6%
Airlines – 0.8%
SkyWest, Inc.(a)	206,391	5,801,651

Building Products – 0.8%
Masonite International Corp.(a)	58,493	5,517,645

Commercial Services & Supplies – 1.5%
MillerKnoll, Inc.	269,980	10,496,822

Construction & Engineering – 2.9%
Arcosa, Inc.	37,999	2,001,407
Dycom Industries, Inc.(a)	107,690	9,375,492
Great Lakes Dredge & Dock Corp.(a)	515,430	7,272,717
Infrastructure and Energy Alternatives, Inc.(a)	174,756	1,901,345

		20,550,961

Electrical Equipment – 0.6%
Regal Rexnord Corp.	27,510	4,411,229

Company	Shares	U.S. $ Value

Machinery – 5.5%
Blue Bird Corp.(a)	369,370	$7,871,275
Manitowoc Co., Inc. (The)(a)	402,800	6,658,284
REV Group, Inc.	590,400	7,982,208
Shyft Group, Inc. (The)	226,186	9,140,176
Terex Corp.	183,630	7,580,246

		39,232,189

Professional Services – 1.1%
Korn Ferry	114,710	7,600,685

Road & Rail – 1.6%
ArcBest Corp.	119,140	11,041,895

Trading Companies & Distributors – 4.8%
Applied Industrial Technologies, Inc.	74,800	7,562,280
GATX Corp.	67,090	7,153,807
H&E Equipment Services, Inc.	184,804	7,717,415
Herc Holdings, Inc.	70,560	11,227,507

		33,661,009

		138,314,086

Consumer Discretionary – 16.0%
Auto Components – 2.5%
Dana, Inc.	317,576	5,913,265
Goodyear Tire & Rubber Co. (The)(a)	746,390	11,561,581

		17,474,846

Diversified Consumer Services – 1.2%
Houghton Mifflin Harcourt Co.(a)	396,005	8,296,305

Hotels, Restaurants & Leisure – 5.9%
Dine Brands Global, Inc.	114,560	9,604,710
Hilton Grand Vacations, Inc.(a)	187,940	9,746,568
Papa John’s International, Inc.	69,121	7,383,505
Ruth’s Hospitality Group, Inc.	393,629	9,765,936
Scientific Games Corp./DE - Class A(a)	85,880	5,403,570

		41,904,289

Household Durables – 2.7%
KB Home	218,860	8,450,184
Taylor Morrison Home Corp. - Class A(a)	347,538	10,252,371

		18,702,555

Specialty Retail – 2.6%
Citi Trends, Inc.(a)	89,210	3,328,425
Genesco, Inc.(a)	114,300	7,332,345
Sally Beauty Holdings, Inc.(a)	441,760	7,633,613

		18,294,383

Textiles, Apparel & Luxury Goods – 1.1%
Kontoor Brands, Inc.(b)	162,690	8,059,663

		112,732,041

Company	Shares	U.S. $ Value

Real Estate – 8.8%
Equity Real Estate Investment Trusts (REITs) – 8.8%
Armada Hoffler Properties, Inc.	207,063	$3,039,685
Broadstone Net Lease, Inc.	391,240	8,474,258
Cousins Properties, Inc.	172,833	6,676,539
Independence Realty Trust, Inc.	517,029	13,065,323
National Storage Affiliates Trust	93,110	5,425,520
NETSTREIT Corp.	292,440	6,474,621
Physicians Realty Trust	584,346	9,501,466
STAG Industrial, Inc.	251,505	9,798,635

		62,456,047

Information Technology – 7.1%
Communications Equipment – 0.5%
Casa Systems, Inc.(a)	852,573	3,546,704

Electronic Equipment, Instruments & Components – 1.1%
Belden, Inc.	136,132	7,671,038

IT Services – 1.1%
Unisys Corp.(a)	372,287	7,955,773

Semiconductors & Semiconductor Equipment – 2.0%
Kulicke & Soffa Industries, Inc.	108,840	5,685,802
MagnaChip Semiconductor Corp.(a) (b)	461,818	8,405,087

		14,090,889

Software – 2.4%
A10 Networks, Inc.	611,160	8,702,919
CommVault Systems, Inc.(a)	124,712	7,845,632

		16,548,551

		49,812,955

Health Care – 5.4%
Health Care Equipment & Supplies – 1.3%
Integra LifeSciences Holdings Corp.(a)	136,850	9,177,161

Health Care Providers & Services – 2.7%
Acadia Healthcare Co., Inc.(a)	156,510	8,875,682
MEDNAX, Inc.(a)	414,950	9,738,876

		18,614,558

Health Care Technology – 1.4%
Change Healthcare, Inc.(a)	471,380	10,096,960

		37,888,679

Materials – 4.9%
Chemicals – 3.4%
AdvanSix, Inc.	157,450	6,307,447
HB Fuller Co.	122,860	8,399,938
Innospec, Inc.	54,470	5,201,885
Orion Engineered Carbons SA	100,218	1,557,388
Trinseo PLC	45,164	2,346,722

		23,813,380

Company	Shares	U.S. $ Value

Metals & Mining – 1.5%
Carpenter Technology Corp.	182,084	$6,990,205
Schnitzer Steel Industries, Inc. - Class A	79,290	3,857,458

		10,847,663

		34,661,043

Energy – 3.6%
Energy Equipment & Services – 1.9%
Cactus, Inc. - Class A	258,870	13,114,354

Oil, Gas & Consumable Fuels – 1.7%
Coterra Energy, Inc.	214,802	5,011,331
HollyFrontier Corp.	241,960	7,367,682

		12,379,013

		25,493,367

Consumer Staples – 2.8%
Food Products – 2.8%
Hain Celestial Group, Inc. (The)(a)	260,744	9,480,652
Nomad Foods Ltd.(a)	402,569	10,136,687

		19,617,339

Communication Services – 2.8%
Entertainment – 1.5%
IMAX Corp.(a)	520,510	10,764,147

Media – 1.3%
Criteo SA (Sponsored ADR)(a)	264,777	8,806,483

		19,570,630

Utilities – 2.3%
Electric Utilities – 1.4%
IDACORP, Inc.	91,690	9,531,175

Gas Utilities – 0.9%
Southwest Gas Holdings, Inc.	93,220	6,613,027

		16,144,202

Total Common Stocks (cost $592,203,693)		692,268,088

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $12,640,344)	12,640,344	12,640,344

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $604,844,037)		704,908,432

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $38)	38	$38

Total Investments – 100.0% (cost $604,844,075)(f)		704,908,470
Other assets less liabilities – 0.0%		143,842

Net Assets – 100.0%		$705,052,312

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $114,487,537 and gross unrealized depreciation of investments was $(14,423,142), resulting in net unrealized appreciation of $100,064,395.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Cap Fund, Inc.

AB Small Cap Value Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$692,268,088	$—	$—	$692,268,088
Short-Term Investments	12,640,344	—	—	12,640,344
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	38	—	—	38
Total Investments in Securities	704,908,470	—	—	704,908,470
Other Financial Instruments(b)	—	—	—	—

Total	$704,908,470	$—	$—	$704,908,470

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)		Dividend Income (000)
Government Money Market Portfolio	$10,744		$80,838	$78,942	$12,640		$0	**
Government Money Market Portfolio*	0	**	6,948	6,948	0	**	0	**
Total	$10,744		$87,786	$85,890	$12,640		$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.